Federated International Series, Inc.

                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                                February 14, 2008


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

     RE:  Federated International Series, Inc.
             Federated International Equity Fund (the "Fund")
                   Class A Shares
                   Class B Shares
                   Class C Shares
           1933 Act File No. 2-91776
           1940 Act File No. 811- 3984

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated January 31, 2008, that would have been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under 485(b) as Post- Effective amendment No. 53 on January 28, 2008.

     If you have any questions regarding this certification, please contact me at (412) 288-2614.

                                                   Very truly yours,



                                                   /s/ Andrew P. Cross
                                                   Andrew P. Cross
                                                   Assistant Secretary